Other reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Summary of other reserves and retained earnings

	2021 US$m	2020 US$m	2019 US$m
Capital redemption reserve(a)
At 1 January	51	51	47
Own shares purchased and cancelled	—	—	4
At 31 December	51	51	51
Cash flow hedge reserve
At 1 January	124	160	195
Cash flow hedge (losses)/gains	(211)	24	12
Cash flow hedge losses/(gains) transferred to the income statement	14	(63)	(41)
Tax on the above	62	3	(6)
At 31 December	(11)	124	160
Fair value through other comprehensive income reserve
At 1 January	(2)	(11)	(6)
Gains/(losses) on equity investments	4	9	(5)
At 31 December	2	(2)	(11)
Cost of hedging reserve
At 1 January	(3)	(10)	(13)
Cost of hedging deferred to reserves during the year	(18)	7	3
At 31 December	(21)	(3)	(10)
Other reserves(b)
At 1 January	11,628	11,643	11,650
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options	(95)	(76)	(63)
Employee share options: value of services	55	60	52
Deferred tax on share options	(6)	1	4
At 31 December	11,582	11,628	11,643
Foreign currency translation reserve(c)
At 1 January	162	(2,656)	(3,212)
Parent and subsidiaries' currency translation and exchange adjustments	(1,755)	2,814	331
Equity accounted units currency translation adjustments	(12)	4	10
Currency translation reclassified on disposal	—	—	215
At 31 December	(1,605)	162	(2,656)

Total other reserves per balance sheet	9,998	11,960	9,177

	2021 US$m	2020 US$m	2019 US$m
Retained earnings(d)
At 1 January	26,792	23,387	27,025
Adjustment for transition to new accounting pronouncements(e)	—	—	(113)
Parent and subsidiaries' profit for the year	20,052	9,456	7,709
Equity accounted units' profit after tax for the year	1,042	313	301
Re-measurement gains/(losses) on pension and post-retirement healthcare plans(f)	1,015	(482)	(259)
Tax relating to components of other comprehensive income	(297)	116	81
Total comprehensive income for the year	21,812	9,403	7,832
Share buy-back programme	—	(1)	(1,135)
Dividends paid	(15,385)	(6,132)	(10,334)
Change in equity interest held by Rio Tinto	76	84	85
Own shares purchased/treasury shares reissued for share options and other movements	(18)	(31)	(43)
Employee share options and other IFRS 2 charges taken to the income statement	60	82	70
At 31 December	33,337	26,792	23,387
(a)The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.
(b)Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.
Other reserves also include the cumulative amount recognised under IFRS 2 “Share Based Payment” in respect of options granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share options exercised. The cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.
(c)Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve, as described in note 1(d). The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.
(d)Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(e)The impact of the transition to new accounting pronouncements; IFRS 16 “Leases” and IFRIC 23 "Uncertainty over income tax treatments" on 1 January 2019.
(f)There were US$12 million re-measurement gains relating to equity accounted units in 2021 (31 December 2020: US$11 million losses, 31 December 2019: US$7 million losses).